Taxation - Schedule of Changes in Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Valuation Allowance [Abstract]
Balance at beginning of the year	¥ (465)
Addition	(12,295)	(465)
Balance at end of the year	¥ (12,760)	¥ (465)